Deposits	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Deposits

Note 11	Deposits (1)(2)

$ millions, as at October 31	Payable on demand (3)	Payable after notice (4)	Payable on a fixed date (5)(6)	2021 Total	2020 Total
Personal	$16,339	$146,017	$51,576	$213,932	$202,152
Business and government (7)(8)	100,719	86,394	157,275	344,388	311,426
Bank	10,334	161	9,751	20,246	17,011
Secured borrowings (9)	–	–	42,592	42,592	40,151
	$127,392	$232,572	$261,194	$621,158	$570,740
Comprises:
Held at amortized cost				$602,628	$557,321
Designated at fair value				18,530	13,419
				$621,158	$570,740
Total deposits include (10) :
Non-interest-bearing deposits
Canada				$93,850	$71,122
U.S.				16,522	13,833
Other international				5,601	5,798
Interest-bearing deposits
Canada				406,642	389,439
U.S.				70,312	66,399
Other international				28,231	24,149
				$621,158	$570,740

(1)	Includes deposits of $215.4 billion (2020: $185.2 billion) denominated in U.S. dollars and deposits of $37.1 billion (2020: $30.2 billion) denominated in other foreign currencies.
(2)	Net of purchased notes of $2.2 million (2020: $3.1 billion).
(3)	Includes all deposits for which we do not have the right to require notice of withdrawal. These deposits are generally chequing accounts.
(4)	Includes all deposits for which we can legally require notice of withdrawal. These deposits are generally savings accounts.
(5)	Includes all deposits that mature on a specified date. These deposits are generally term deposits, guaranteed investment certificates, and similar instruments.
(6)
Includes $32.6 billion (2020: $19.9 billion) of deposits which are subject to the bank recapitalization
(bail-in)
conversion regulations issued by the Department of Finance Canada. These regulations provide certain statutory powers to the Canada Deposit Insurance Corporation (CDIC), including the ability to convert specified eligible shares and liabilities of CIBC into common shares in the event that CIBC is determined to be non-viable.

(7)	Includes $300 million (2020: $303 million) of Notes issued to CIBC Capital Trust. These Notes were redeemed on November 1, 2021. For additional information , see Note 1 7 .
(8)
Includes $8.8 billion (2020: $9.1 billion) of structured note liabilities that were sold upon issuance to third-party financial intermediaries, who may resell the notes to retail investors in foreign jurisdictions.

(9)	Comprises liabilities issued by or as a result of activities associated with the securitization of residential mortgages, Covered Bond Programme, and consolidated securitization vehicles.
(10)	Classification is based on geographical location of the CIBC office.